PROPERTY AND EQUIPMENT (Tables)	3 Months Ended
Jun. 30, 2012
PROPERTY AND EQUIPMENT [Abstract]
Schedule of Property and Equipment
	Estimated
	Useful
	Life (Years)	June 30, 2012	March 31, 2012
Property and equipment	5	$4,359	$3,036
		4,359	3,036
Less accumulated depreciation		(218)	-
		$4,141	$3,036